May 2, 2003

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

RE:	Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Life Separate Account I (Strategic GVUL Segment)
Post-Effective Amendment No. 8 to Registration Statement No. 333-22557

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Company”) and Massachusetts Mutual Variable Life Separate Account I – Strategic GVUL Segment (the “Separate Account”), I am filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, I certify that the form of prospectus and Statement of Additional Information for certain flexible premium variable life insurance policies offered by the Company through the Separate Account otherwise required to be filed under paragraph (b) of Rule 497 would not have differed from the form of prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 8 to the Form N-6 Registration Statement for the Separate Account that was filed electronically with the Securities and Exchange Commission on or about April 24, 2003.

Sincerely,

/s/ Gary F. Murtagh
Gary F. Murtagh Counsel

Massachusetts Mutual Life Insurance Company

1